Earnings Per Share - Additional Information (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Common stock equivalents (in shares)	5	1	1